Annual Total Returns - BlackRock LifePath Dynamic 2035 Fund (Class K) [BarChart] - Class K - BlackRock LifePath Dynamic 2035 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.94%)
Annual Return 2012	14.30%
Annual Return 2013	16.32%
Annual Return 2014	5.73%
Annual Return 2015	(1.83%)
Annual Return 2016	7.82%
Annual Return 2017	19.76%
Annual Return 2018	(6.23%)
Annual Return 2019	23.92%
Annual Return 2020	14.14%